Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2012
Unconsolidated Affiliates

9. Unconsolidated Affiliates

At December 31, 2012 and 2011, the Partnership had the following investments:

	Net Ownership Interest	December 31, 2012	December 31, 2011
	($ in thousands)
Liberty gas gathering system	33.75%	$264,625	$200,145
Victory gas gathering system	67.50	178,011	189,402
Rome gas gathering system	33.75	160,087	127,348
Panhandle gas gathering system	67.50	149,654	59,858
Utica East Ohio Midstream LLC	49.00	125,416	—
Overfield gas gathering system	67.50	101,339	75,797
Smithfield gas gathering system	67.50	82,347	67,134
Selbyville gas gathering system	67.50	65,354	76,251
Ranch Westex JV, LLC	33.33	35,012	—
Other gas gathering systems	various	135,966	90,623

Total investments in unconsolidated affiliates		$1,297,811	$886,558

Marcellus. On December 29, 2011, the Partnership acquired from CMD, a wholly owned subsidiary of Chesapeake, and certain of its affiliates, all of the issued and outstanding common units of Appalachia Midstream for approximately $879.3 million. Through the acquisition of Appalachia Midstream, the Partnership will operate 100 percent of and own an approximate average 47 percent interest in 10 gas gathering systems that consist of approximately 549 miles of gas gathering pipeline in the Marcellus Shale in Pennsylvania and West Virginia. These 10 gathering systems consist of the Liberty, Victory, Rome and Selbyville gas gathering systems and six other smaller gas gathering systems. The remaining 53 percent interest in these assets is owned primarily by Statoil, Anadarko, Epsilon and Mitsui. Appalachia Midstream operates the assets under 15-year fixed fee gathering agreements. The 10 gathering systems are separate investments with varying ownership percentages and each gathering system is accounted for as an equity investment because all capital expenditures and other operating decisions must be approved by a supermajority vote of the gathering system’s owners.

Utica East Ohio Midstream, LLC. In March 2012, CMO entered into an agreement to form Utica East Ohio Midstream LLC (“UEOM”) with M3 Midstream, L.L.C. and EV Energy Partners, L.P. to develop necessary infrastructure for the gathering and processing of natural gas and NGL in the Utica Shale play in Eastern Ohio. The infrastructure complex will consist of natural gas gathering and compression facilities constructed and operated by CMO, as well as processing, NGL fractionation, loading and terminal facilities constructed and operated by M3 Midstream, L.L.C. The Partnership owns a 49 percent interest and UEOM is accounted for as an equity investment because the power to direct the activities which are most significant to UEOM’s economic performance is shared between the Partnership and the other equity holders. The Partnership acquired UEOM as part of the CMO Acquisition in December 2012.

Ranch Westex JV, LLC. On December 1, 2011, CMO entered into a joint venture to form Ranch Westex JV, LLC. (“Ranch Westex”) with Regency Energy Partners, LP and Anadarko Pecos Midstream LLC to build a processing facility in Ward County, Texas, to process natural gas delivered from the liquids-rich Bone Springs and Avalon Shale formations. The Partnership owns a 33 percent interest and Ranch Westex is accounted for as an equity method investment because the power to direct the activities that are most significant to Ranch Westex’s economic performance is shared among the three equity holders. The project will consist of the construction of two plants, a refrigeration plant and a cryogenic processing plant. The Partnership acquired Ranch Westex as part of the CMO Acquisition in December 2012.

Unconsolidated Affiliates Financial Information. The following tables sets forth summarized financial information of 100 percent of the 10 Marcellus gas gathering system investments in which the Partnership acquired an interest in December 2012 and 2011, as follows:

	December 31, 2012	December 31, 2011
	($ in thousands)
Balance Sheet
Current assets	$70,234	$38,709
Property, plant, and equipment	1,528,894	745,061
Other assets	301	213

Total assets	$1,599,429	$783,983

Current liabilities	$23,424	$13,137
Other liabilities	111,718	90,067
Partner’s capital	1,464,287	680,779

Total liabilities and partner’s capital	$1,599,429	$783,983

	December 31, 2012	December 31, 2011
	($ in thousands)
Income Statement
Revenue	$308,845	$1,150
Operating Expenses	$97,594	$195
Net Income	$211,361	$955